Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flow hedge derivative financial instruments	$ (2,374)	$ 0	$ 0
Valuation allowance	390	0	0
Deferred tax (benefit) recognized in OCI	$ (1,984)	$ 0	$ 0